Property and Equipment, Net - Schedule of Property and Equipment, Net by Geographic Regions (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Property Plant And Equipment [Line Items]
Property and equipment, net	$ 47,045	$ 44,198	$ 25,232
Americans
Property Plant And Equipment [Line Items]
Property and equipment, net		41,338	22,591
Europe
Property Plant And Equipment [Line Items]
Property and equipment, net		1,664	1,593
Asia Pacific
Property Plant And Equipment [Line Items]
Property and equipment, net		$ 1,196	$ 1,048